LONG TERM DEBT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less current maturities	$ (880,579)	$ (1,099,160)
Total Long-term debt	12,556	0
Notes Payables [Member]
Total Long-term debt	118,000	118,000
Notes Payable One [Member]
Total Long-term debt	92,602	100,257
Notes Payable Two [Member]
Total Long-term debt	556,331	535,021
Notes Payable Three [Member]
Total Long-term debt	81,018	156,438
Notes Payable Four [Member]
Total Long-term debt	0	189,444
Notes Payable Five [Member]
Total Long-term debt	45,184	0
Notes Payable Six [Member]
Total Long-term debt	$ 893,135	$ 1,099,160